Note Related party transactions (Impact on the results of operations of transactions between the Corporation and EVERTEC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction
Related Party Transaction, Amounts of Transaction	$ (1,068)	$ (17,608)
EVERTEC Inc.
Related Party Transaction
Related Party Transaction, Amounts of Transaction	(132,139)	(140,788)	$ (140,802)
EVERTEC Inc. | Deposits
Related Party Transaction
Interest Expense Related Party	(79)	(44)	(64)
EVERTEC Inc. | Other Fee Revenue
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	33,658	28,136	29,739
EVERTEC Inc. | Rental Income
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	7,271	6,855	6,995
EVERTEC Inc. | Processing Fees
Related Party Transaction
Expenses from Transactions with related party	(174,048)	(176,971)	(178,524)
EVERTEC Inc. | Other Expense
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	$ 1,059	$ 1,236	$ 1,052